Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents | $	$ 0
Federal depository insurance coverage | $	$ 250,000
Private Placement [Member] | Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares | shares	15,446,522
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption | shares	31,116,305